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                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN SMALL CAP VALUE FUND
                       SUPPLEMENT DATED DECEMBER 3, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED JULY 26, 2002

    The Prospectus is hereby supplemented as follows:

    The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Small/Mid-Cap Value team. The team is made up of established investment professionals. Current members of the team include Richard Glass, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   SCV SPT 12/02
                                                                      78 178 278
                                                                        65202SPT